Deferred income tax assets and liabilities - Narrative (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax asset carried forward, deferred tax asset	€ 27,300,000
Unused tax losses carried forward	€ 450,700,000	€ 382,700,000	€ 220,900,000
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	7 years
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	10 years
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax loss carryforward	€ 173,700,000	128,600,000	14,500,000
Unused tax losses for which no deferred tax asset recognised	€ 277,000,000	€ 254,100,000	€ 206,400,000